Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	6,000,000	6,000,000	1,750,000
Common stock, shares issued	3,140,625	1,705,987	809,963
Common stock, shares outstanding	3,140,625	1,705,987	809,963
Beeline Financial Holdings Inc [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	27,717,104	27,717,104	27,717,104
Common stock, shares issued	10,255,302	1,644,040	1,644,040
Common stock, shares outstanding	10,255,302	1,644,040	1,644,040
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	3,282,896	3,282,896	3,282,896
Series B Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		100,000,000	100,000,000
Preferred stock, shares issued		2,500,000	2,500,000
Preferred stock, shares outstanding		2,500,000	2,500,000
Series B Preferred Stock [Member] | Beeline Financial Holdings Inc [Member]
Preferred stock, par value	$ 0.00001
Preferred stock, shares issued	2,386,653	0	0
Preferred stock, shares outstanding	2,386,653	0	0
Preferred stock, shares designated	3,110,636	3,110,636
Series B Preferred Stock [Member] | Beeline Financial Holdings Inc [Member] | As Restated [Member]
Preferred stock, shares authorized		3,110,636	3,110,636
Series C Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		240,000	240,000
Preferred stock, shares issued	117,586	200,000
Preferred stock, shares outstanding	117,586	200,000
Series A Preferred Stock [Member] | Beeline Financial Holdings Inc [Member]
Preferred stock, shares issued	172,260	247,960	472,910
Preferred stock, shares outstanding	172,260	247,960	472,910
Preferred stock, shares designated	172,260	172,260	172,260